Supplement to the
Fidelity® Global Balanced Fund
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), FIL Investments (Japan) Limited (FIJ), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Ruben Calderon (lead portfolio manager) has managed the fund since December 2006.

Geoff Stein (co-manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 8.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values or to gain or reduce exposure to an asset, instrument, or index.

The following information replaces the biographical information for Ruben Calderon and Geoff Stein found in the "Fund Management" section on page 26.

Ruben Calderon is lead portfolio manager of Fidelity Global Balanced Fund, which he has managed since December 2006. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

GBL-15-03  September 11, 2015
1.855563.116

Geoff Stein is co-manager of Fidelity Global Balanced Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Supplement to the
Fidelity Advisor® Global Balanced Fund
Institutional Class
December 30, 2014
Prospectus

Effective on July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), FIL Investments (Japan) Limited (FIJ), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Ruben Calderon (lead portfolio manager) has managed the fund since December 2006.

Geoff Stein (co-manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 8.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values or to gain or reduce exposure to an asset, instrument, or index.

The following information replaces the biographical information for Ruben Calderon and Geoff Stein found in the "Fund Management" section on page 26.

Ruben Calderon is lead portfolio manager of Fidelity Global Balanced Fund, which he has managed since December 2006. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

AGBLI-15-04  September 11, 2015
1.899424.117

Geoff Stein is co-manager of Fidelity Global Balanced Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Supplement to the
Fidelity Advisor® Global Balanced Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), FIL Investments (Japan) Limited (FIJ), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Ruben Calderon (lead portfolio manager) has managed the fund since December 2006.

Geoff Stein (co-manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 9.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values or to gain or reduce exposure to an asset, instrument, or index.

The following information replaces the biographical information for Ruben Calderon and Geoff Stein found in the "Fund Management" section on page 27.

Ruben Calderon is lead portfolio manager of Fidelity Global Balanced Fund, which he has managed since December 2006. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

AGBL-15-03  September 11, 2015
1.899423.116

Geoff Stein is co-manager of Fidelity Global Balanced Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2014
Prospectus

The following information replaces the similar information for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 32, 33, 34, 35, 36, 37, and 38, respectively.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund's assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund's allocation to the stock class.

AAR-15-01  September 11, 2015
1.885797.113

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85% Institutional Class
November 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 25, 26, 27, 28, 29, 30, and 31, respectively.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund's assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund's allocation to the stock class.

AARI-15-02  September 11, 2015
1.899425.112

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2014
Prospectus

The following information replaces the similar information for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, found under the heading "Purchase and Sale of Shares" in each fund's "Fund Summary" section on pages 5, 8, 11, 14, 17, 20, and 23, respectively.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA, Keogh, Investment Only Retirement accounts, and effective January 1, 2016, Health Savings Accounts recordkept by Fidelity	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The following information replaces the similar information for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 25, 26, 27, 28, 29, 30, and 31, respectively.

The Adviser may also use derivatives, such as buying and selling futures contracts (both long and short positions), to manage the allocation of the fund's assets among asset classes. For example, the Adviser may buy stock index futures to increase the fund's allocation to the stock class.

AR-15-02  September 11, 2015
1.899421.108